Pensions and Post-Employment Benefits - Aggregate Projected Benefit Obligation for Pension Plans and Other Post-employment Benefits and the Plan Assets by Country (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
PBO	$ 1,680	$ 1,704	$ 2,010
Assets	1,092	1,145	$ 1,275
Deficit	588	559
Mexico [member]
Disclosure of fair value of plan assets [line items]
PBO	251	200
Assets	59	30
Deficit	192	170
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
PBO	1,008	960
Assets	803	752
Deficit	205	208
Germany [member]
Disclosure of fair value of plan assets [line items]
PBO	127	121
Assets	6	5
Deficit	121	116
Other countries [member]
Disclosure of fair value of plan assets [line items]
PBO	294	423
Assets	224	358
Deficit	$ 70	$ 65